Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 27, 2023
Document Effective Date	Nov. 01, 2023
Prospectus Date	Nov. 01, 2023
UVA Unconstrained Medium-Term Fixed Income ETF | UVA Unconstrained Medium-Term Fixed Income ETF
Prospectus:
Trading Symbol	FFIU